Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 66,479	$ 167,503	$ 168,556	$ 126,859	$ 22,986
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	180,143	160,781	216,137	211,049	191,913
Loss (gain) on derivatives	(195)	(2,067)	1,945	(2,338)	603
Deferred income taxes, net	11,026
Write-off of deferred financing fees	36,357	2,358	2,358		6,410
Share-based compensation expense	21,283	495	5,160	1,211	2,520
Premium on debt issuance		6,000	6,000
Equity in earnings of subsidiaries
Changes in operating assets and liabilities:
Accounts receivable, net	(2,655)	(4,649)	(4,592)	(280)	(11)
Inventories	(6,220)	(6,941)	(3,447)	(3,471)	(3,898)
Prepaid expenses and other assets	(1,558)	375	(3,490)	(4,264)	128,993
Accounts payable	19,433	(13,393)	(1,228)	15,928	36,023
Accrued expenses and other liabilities	(5,480)	27,312	(3,107)	(15,876)	6,136
Advance ticket sales	79,730	38,749	14,302	28,172	38,748
Net cash provided by operating activities	398,343	376,523	398,594	356,990	430,423
Cash flows from investing activities
Additions to property and equipment	(835,765)	(229,855)	(303,840)	(184,797)	(977,466)
Net cash used in investing activities	(835,765)	(229,855)	(303,840)	(184,797)	(977,466)
Cash flows from financing activities
Repayments of long-term debt	(2,229,821)	(718,255)	(859,422)	(439,959)	(955,780)
Repayment to Affiliate	(98,171)
Proceeds from long-term debt	2,359,310	584,990	800,618	273,375	1,601,659
Proceeds from the issuance of ordinary shares, net	473,017
Proceeds from the exercise of stock options	1,268
Deferred financing fees and other	(56,721)	(3,635)	(49,376)	(1,730)	(93,941)
Net cash provided by (used in) financing activities	448,882	(136,900)	(108,180)	(168,314)	551,938
Net increase (decrease) in cash and cash equivalents	11,460	9,768	(13,426)	3,879	4,895
Cash and cash equivalents at beginning of period	45,500	58,926	58,926	55,047	50,152
Cash and cash equivalents at end of period	$ 56,960	$ 68,694	$ 45,500	$ 58,926	$ 55,047